N-4	Apr. 27, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Jackson National Separate Account - I
Entity Central Index Key	0000927730
Entity Investment Company Type	N-4
Document Period End Date	Aug. 13, 2026
Amendment Flag	false
C000210232 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
The current minimum and maximum annual fees (for a single optional benefit), as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.30%	2.00%

3.    The minimum fee reflects an annualized percentage of the GMDB Benefit Base. The maximum fee reflects an annualized percentage of the GWB.
The current lowest and highest annual cost estimates, as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

LOWEST ANNUAL COST: $1,573	HIGHEST ANNUAL COST: $4,867
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Ongoing Fees and Expenses [Table Text Block]

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.30%	2.00%
3. The minimum fee reflects an annualized percentage of the GMDB Benefit Base. The maximum fee reflects an annualized percentage of the GWB.
Optional Benefits Minimum [Percent]	0.30%
Optional Benefits Maximum [Percent]	2.00%
Optional Benefits Footnotes [Text Block]	The minimum fee reflects an annualized percentage of the GMDB Benefit Base. The maximum fee reflects an annualized percentage of the GWB.
Lowest and Highest Annual Cost [Table Text Block]

LOWEST ANNUAL COST: $1,573	HIGHEST ANNUAL COST: $4,867
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,573
Highest Annual Cost [Dollars]	$ 4,867
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
The current annual charges for the following add-on benefits, when elected at issue, are:

Add-on Benefit Name	Current Annual Charge	Charge Basis
Flex GMWB (Single)	Plus: 1.70%	GWB
	Core: 1.25%
	Value: 0.30%
Flex GMWB (Joint)	Plus: 2.00%	GWB
	Core: 1.55%
	Value: 0.60%
Flex Net GMWB (Single)	Core: 1.40%	GWB
	Value: 0.45%
Flex Net GMWB (Joint)	Core: 1.70%	GWB
	Value: 0.75%
Flex Strategic Income GMWB (Single)	1.75%	GWB
Flex Strategic Income GMWB (Joint)	1.85%	GWB
MarketGuard Stretch	1.10%	GMWB Charge Base
Roll-up GMDB	0.90%	GMDB Benefit Base
Highest Quarterly Anniversary Value GMDB	0.30%	GMDB Benefit Base
Combination Roll-up and Highest Quarterly Anniversary Value GMDB	1.00%	GMDB Benefit Base
Flex DB*	With Flex Value: 0.80%	GMWB Death Benefit
	With Flex Core: 0.80%
* Flex DB is only available with elections of the Flex GMWB (Single) Value or Core benefit options.

Annual Contract Expenses [Table Text Block]

Add-on Benefit Name	Current Annual Charge	Charge Basis
Flex GMWB (Single)	Plus: 1.70%	GWB
	Core: 1.25%
	Value: 0.30%
Flex GMWB (Joint)	Plus: 2.00%	GWB
	Core: 1.55%
	Value: 0.60%
Flex Net GMWB (Single)	Core: 1.40%	GWB
	Value: 0.45%
Flex Net GMWB (Joint)	Core: 1.70%	GWB
	Value: 0.75%
Flex Strategic Income GMWB (Single)	1.75%	GWB
Flex Strategic Income GMWB (Joint)	1.85%	GWB
MarketGuard Stretch	1.10%	GMWB Charge Base
Roll-up GMDB	0.90%	GMDB Benefit Base
Highest Quarterly Anniversary Value GMDB	0.30%	GMDB Benefit Base
Combination Roll-up and Highest Quarterly Anniversary Value GMDB	1.00%	GMDB Benefit Base
Flex DB*	With Flex Value: 0.80%	GMWB Death Benefit
	With Flex Core: 0.80%
* Flex DB is only available with elections of the Flex GMWB (Single) Value or Core benefit options.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
The current rates for benefit options available with the Flex GMWB (Single) and (Joint) and Flex Net GMWB (Single) and (Joint) add-on benefits, when elected at issue, are:

Flex GMWB (Single)
Benefit Option	Value		Core		Plus
Bonus	5%		6%		7%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		200%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	3.00%	35-59	4.00%	35-59	4.00%
	60-64	3.00%	60-64	4.25%	60-64	4.65%
	65-69	4.00%	65-69	5.65%	65-69	6.15%
	70-74	4.15%	70-74	5.85%	70-74	6.35%
	75-80	4.25%	75-80	6.05%	75-80	6.55%
	81+	4.50%	81+	6.30%	81+	6.80%

Flex GMWB (Joint)
Benefit Option	Value		Core		Plus
Bonus	5%		6%		7%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		200%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	2.75%	35-59	3.75%	35-59	3.75%
	60-64	2.75%	60-64	4.00%	60-64	4.40%
	65-69	4.00%	65-69	5.30%	65-69	5.75%
	70-74	4.15%	70-74	5.50%	70-74	5.95%
	75-80	4.25%	75-80	5.70%	75-80	6.15%
	81+	4.50%	81+	5.95%	81+	6.40%

Flex Net GMWB (Single)
Benefit Option	Value		Core
Bonus	5%		6%
Step-Up	Annual Contract Value		Annual Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	3.00%	35-59	4.00%
	60-64	3.00%	60-64	4.35%
	65-69	4.00%	65-69	5.85%
	70-74	4.15%	70-74	6.00%
	75-80	4.25%	75-80	6.15%
	81+	4.50%	81+	6.45%

Flex Net GMWB (Joint)
Benefit Option	Value		Core
Bonus	5%		6%
Step-Up	Annual Contract Value		Annual Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	2.75%	35-59	3.75%
	60-64	2.75%	60-64	4.20%
	65-69	4.00%	65-69	5.55%
	70-74	4.15%	70-74	5.70%
	75-80	4.25%	75-80	5.85%
	81+	4.50%	81+	6.15%

The current rates for the Flex Strategic Income GMWB (Single) and (Joint) add-on benefits, when elected at issue, are:

Flex Strategic Income GMWB (Single)
Bonus	5%
GAWA Percentages	Ages	Accelerated GAWA%	Standard GAWA%
	35-59	5.35%	3.00%
	60-64	5.60%	3.00%
	65-69	7.00%	4.00%
	70-74	7.25%	4.00%
	75-80	7.35%	4.00%
	81+	7.60%	4.00%

Flex Strategic Income GMWB (Joint)
Bonus	5%
GAWA Percentages	Ages	Accelerated GAWA%	Standard GAWA%
	35-59	5.00%	2.75%
	60-64	5.00%	2.75%
	65-69	6.25%	4.00%
	70-74	6.40%	4.00%
	75-80	6.50%	4.00%
	81+	6.75%	4.00%

The current rates for the MarketGuard Stretch add-on benefit, when elected at issue, are:

Add-on Benefit Name	Ages	GAWA Percentage
MarketGuard Stretch	0-54	4.50%
	55-59	5.00%
	60+	5.50%

The current rate for the GMWB Death Benefit step-up percentage, when elected at issue, is:

Add-on Benefit Name	Step-Up Percentage
Flex DB*	100.00%
* Flex DB is only available with elections of the Flex GMWB (Single) Value or Core benefit options.
The current rates for the Roll-up GMDB and Combination Roll-up and Highest Quarterly Anniversary Value GMDB add-on benefits, when elected at issue, are:

Add-on Benefit Name	Roll-up Percentage
	Age 69 or younger	Age 70 or older
Roll-up GMDB	6.00%	5.00%
Combination Roll-up and Highest Quarterly Anniversary Value GMDB	6.00%	5.00%

C000210232 [Member] | Flex GMWB (Single) [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Flex GMWB (Single)
Benefits Description [Table Text Block]

Flex GMWB (Single)
Benefit Option	Value		Core		Plus
Bonus	5%		6%		7%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		200%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	3.00%	35-59	4.00%	35-59	4.00%
	60-64	3.00%	60-64	4.25%	60-64	4.65%
	65-69	4.00%	65-69	5.65%	65-69	6.15%
	70-74	4.15%	70-74	5.85%	70-74	6.35%
	75-80	4.25%	75-80	6.05%	75-80	6.55%
	81+	4.50%	81+	6.30%	81+	6.80%

Name of Benefit [Text Block]	Flex GMWB (Single)
C000210232 [Member] | Flex GMWB (Single) - Plus [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.70%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.70%
C000210232 [Member] | Flex GMWB (Single) - Core [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.25%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.25%
C000210232 [Member] | Flex GMWB (Single) - Value [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
C000210232 [Member] | Flex GMWB (Joint) [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Flex GMWB (Joint)
Benefits Description [Table Text Block]

Flex GMWB (Joint)
Benefit Option	Value		Core		Plus
Bonus	5%		6%		7%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		200%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	2.75%	35-59	3.75%	35-59	3.75%
	60-64	2.75%	60-64	4.00%	60-64	4.40%
	65-69	4.00%	65-69	5.30%	65-69	5.75%
	70-74	4.15%	70-74	5.50%	70-74	5.95%
	75-80	4.25%	75-80	5.70%	75-80	6.15%
	81+	4.50%	81+	5.95%	81+	6.40%

Name of Benefit [Text Block]	Flex GMWB (Joint)
C000210232 [Member] | Flex GMWB (Joint) - Plus [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
C000210232 [Member] | Flex GMWB (Joint) - Core [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.55%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.55%
C000210232 [Member] | Flex GMWB (Joint) - Value [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.60%
C000210232 [Member] | Flex Net GMWB (Single) [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Flex Net GMWB (Single)
Benefits Description [Table Text Block]

Flex Net GMWB (Single)
Benefit Option	Value		Core
Bonus	5%		6%
Step-Up	Annual Contract Value		Annual Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	3.00%	35-59	4.00%
	60-64	3.00%	60-64	4.35%
	65-69	4.00%	65-69	5.85%
	70-74	4.15%	70-74	6.00%
	75-80	4.25%	75-80	6.15%
	81+	4.50%	81+	6.45%

Name of Benefit [Text Block]	Flex Net GMWB (Single)
C000210232 [Member] | Flex Net GMWB (Single) - Core [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.40%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.40%
C000210232 [Member] | Flex Net GMWB (Single) - Value [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.45%
C000210232 [Member] | Flex Net GMWB (Joint) [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Flex Net GMWB (Joint)
Benefits Description [Table Text Block]

Flex Net GMWB (Joint)
Benefit Option	Value		Core
Bonus	5%		6%
Step-Up	Annual Contract Value		Annual Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	2.75%	35-59	3.75%
	60-64	2.75%	60-64	4.20%
	65-69	4.00%	65-69	5.55%
	70-74	4.15%	70-74	5.70%
	75-80	4.25%	75-80	5.85%
	81+	4.50%	81+	6.15%

Name of Benefit [Text Block]	Flex Net GMWB (Joint)
C000210232 [Member] | Flex Net GMWB (Joint) - Core [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.70%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.70%
C000210232 [Member] | Flex Net GMWB (Joint) - Value [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.75%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.75%
C000210232 [Member] | Flex Strategic Income GMWB (Single) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.75%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Flex Strategic Income GMWB (Single)
Optional Benefit Expense (of Other Amount), Current [Percent]	1.75%
Benefits Description [Table Text Block]

Flex Strategic Income GMWB (Single)
Bonus	5%
GAWA Percentages	Ages	Accelerated GAWA%	Standard GAWA%
	35-59	5.35%	3.00%
	60-64	5.60%	3.00%
	65-69	7.00%	4.00%
	70-74	7.25%	4.00%
	75-80	7.35%	4.00%
	81+	7.60%	4.00%

Name of Benefit [Text Block]	Flex Strategic Income GMWB (Single)
C000210232 [Member] | Flex Strategic Income GMWB (Joint) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.85%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Flex Strategic Income GMWB (Joint)
Optional Benefit Expense (of Other Amount), Current [Percent]	1.85%
Benefits Description [Table Text Block]

Flex Strategic Income GMWB (Joint)
Bonus	5%
GAWA Percentages	Ages	Accelerated GAWA%	Standard GAWA%
	35-59	5.00%	2.75%
	60-64	5.00%	2.75%
	65-69	6.25%	4.00%
	70-74	6.40%	4.00%
	75-80	6.50%	4.00%
	81+	6.75%	4.00%

Name of Benefit [Text Block]	Flex Strategic Income GMWB (Joint)
C000210232 [Member] | MarketGuard Stretch [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	MarketGuard Stretch
Optional Benefit Expense (of Other Amount), Current [Percent]	1.10%
Benefits Description [Table Text Block]

Add-on Benefit Name	Ages	GAWA Percentage
MarketGuard Stretch	0-54	4.50%
	55-59	5.00%
	60+	5.50%

Name of Benefit [Text Block]	MarketGuard Stretch
C000210232 [Member] | Roll-up GMDB [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Roll-up GMDB
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Benefits Description [Table Text Block]

Add-on Benefit Name	Roll-up Percentage
	Age 69 or younger	Age 70 or older
Roll-up GMDB	6.00%	5.00%
Combination Roll-up and Highest Quarterly Anniversary Value GMDB	6.00%	5.00%

Name of Benefit [Text Block]	Roll-up GMDB
C000210232 [Member] | Highest Quarterly Anniversary Value GMDB [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Highest Quarterly Anniversary Value GMDB
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Name of Benefit [Text Block]	Highest Quarterly Anniversary Value GMDB
C000210232 [Member] | Combination Roll-up and Highest Quarterly Anniversary Value GMDB [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Combination Roll-up and Highest Quarterly Anniversary Value GMDB
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Benefits Description [Table Text Block]

Add-on Benefit Name	Roll-up Percentage
	Age 69 or younger	Age 70 or older
Roll-up GMDB	6.00%	5.00%
Combination Roll-up and Highest Quarterly Anniversary Value GMDB	6.00%	5.00%

Name of Benefit [Text Block]	Combination Roll-up and Highest Quarterly Anniversary Value GMDB
C000210232 [Member] | Flex DB [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Flex DB*
Benefits Description [Table Text Block]

Add-on Benefit Name	Step-Up Percentage
Flex DB*	100.00%
* Flex DB is only available with elections of the Flex GMWB (Single) Value or Core benefit options.
Name of Benefit [Text Block]	Flex DB*
C000210232 [Member] | Flex DB - Value [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
C000210232 [Member] | Flex DB - Core [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%